                                   SUPPLEMENT
                             DATED JANUARY 18, 2005
                                       TO
  THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005
                  FOR THE HARTFORD SELECT SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

          In the Prospectus under "About Your Account, Class Y Share Investor Requirements," on page 13, the last sentence of the first paragraph is stricken and replaced with the following:

           Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform, may purchase Class Y shares of a fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED JANUARY 18, 2005
                                       TO
  THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005 FOR THE HARTFORD RETIREMENT INCOME FUND, THE HARTFORD TARGET RETIREMENT 2010
                                     FUND,
THE HARTFORD TARGET RETIREMENT 2020 FUND AND THE HARTFORD TARGET RETIREMENT 2030
                                      FUND
--------------------------------------------------------------------------------

          In the Prospectus under "About Your Account, Class Y Share Investor Requirements," on page 45, the last sentence of the first paragraph is stricken and replaced with the following:

           Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform, may purchase Class Y shares of a fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.